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                    LORD ABBETT MUNICIPAL INCOME TRUST
                            90 HUDSON STREET
                    JERSEY CITY, NEW JERSEY 07302-3973



                                                  February 3, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:   Lord Abbett Municipal Income Trust
      1933 Act File No. 033-43017
      1940 Act File No. 811-06418

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus contained in Post-Effective No. 30 to the above-referenced Registrant's Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on January 31, 2006.

Please contact the undersigned at (201) 395-2780 if you have any questions or comments.



                                         Very truly yours,
                                         /s/ Bergela Piram
                                         -----------------
                                         Bergela Piram
                                         Paralegal
                                         Lord, Abbett & Co. LLC